Hecht & Associates, P.C.
                                Attorneys at Law
                         275 Madison Avenue, 28th Floor
                               New York, NY 10016
                            (212) 490-3232 Fax: (212)
                                    490-3263
                          www.securitiescounselors.com
                          Email: dtepper@hechtlegal.com

CHARLES J. HECHT
MITCHELL BERNS
DANIEL TEPPER                                                   Please Reply to:
WILLIAM J. GELLER (OF COUNSEL)                                     DANIEL TEPPER

                                                              April 26, 2007

BY EDGAR AND US MAIL

Anne Nguyen Parker
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  RE:      GOLD RUN INC.
                           AMENDMENT #2 TO REGISTRATION STATEMENT ON FORM SB-2 ORIGINALLY FILED DECEMBER 15, 2006
                           FILE NO.:        333-139412

Dear Ms. Parker:

         This letter is to advise you that we have electronically filed Amendment #2 to Gold Run Inc.'s registration statement on Form SB-2. We have also electronically filed a redline of Amendment #2 against the previously filed Amendment #1. We believe that Amendment #2 incorporates the Staff's comments as set forth in your letter dated April 19, 2007. There have been no material changes to Gold Run's position that required any further revisions to the prospectus.

         For your convenience, set forth below is an item-by-item response to the Staff's specific numbered comments.

April 26, 2007
Page 2
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   Staff
Comment No.    Changes to Registration Statement to Comply with Staff Comments
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Form S/B-2/A-1 filed April 5, 2007
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     1         A redline version of Amendment No. 2 that has been marked per the instructions set forth in Rule 310 of Regulation S-T has been filed together with the amendment. This redline version indicates the changes between Amendment No. 2 and Amendment No. 1.
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     2         The Company's filings on January 25, 2007 were Form Ds relating to its sales of $.25 and $.50 convertible notes. The material terms relating to the sale of these notes are discussed in detail in the Prospectus in the section captioned "Recent Sales of
               Unregistered Securities". The Company filed Form Ds for these offerings as soon as it came to our attention that they did not do so upon the closing of the two offerings of these notes.
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     3         Please allow this letter to confirm that the Company will file a post- effective amendment to de-register all of the shares being registered in this registration statement in the event that it does not sell all 8,000,000 shares of common stock that it is offering within 90 days after the effective date of this
               registration statement.
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Cover Page, page 3
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     1         The cover page of the prospectus is formatted to appear on a single HTML page for EDGAR filing. If the HTML version of the prospectus is printed from EDGAR, the cover page will not fit on one page of paper because it will not have been formatted for paper printing. However, the prospectus will be re-formatted for paper printing before it is distributed to prospective purchasers. Any hard copies of the Prospectus that are distributed in connection with the Company's offering will have the cover sheet fit on one page of paper.

April 26, 2007
Page 3
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     2         Complied with. The discussion regarding the Company's plans to have its common stock listed on the OTC Bulletin Board has been moved to the risk factor entitled "There is no public market for our securities and they will not be listed on a widely traded market in the foreseeable future."
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Risk Factors, page 12
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Our management has conflicts of interest, page 15
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     3         Mr. Michael does not own any interests in Osprey Capital
               Partners. All references in the Prospectus to Mr. Michael's position with Osprey Capital Partners have been changed to indicate that he is a non-equity partner.
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Selling Security Holders, page 30
--------------------------------------------------------------------------------
     4 Complied with. We have described how the selling securityholders acquired their securities, and also included a cross-reference to the section of the prospectus captioned "Recent Sales of Unregistered Securities" which describes the transactions in detail.
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     5         Complied with. We have disclosed the requested information by appending appropriate footnotes to all of the selling shareholders that are entities. Please see Footnotes 5, 6, 7, 10 and 11 to the table of selling shareholders.
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

April 26, 2007
Page 4
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     6         Complied with. None of our selling shareholders are
               broker-dealers or affiliates of broker-dealers, except that Roger Levine is affiliated with Viewpoint Securities, LLC, a broker-dealer based in Del Mar, California, for purposes of maintaining his license only. Mr. Levine has advised the Company in writing that the convertible notes which he holds, and the shares of common stock which he will receive upon the automatic conversion of his convertible notes, are and will be held for his own account only. Mr. Levine has further advised the company in writing that he has no agreements or understandings, directly or indirectly, with any person or entity to distribute the shares of common stock that he will receive upon the automatic conversion of his notes.
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Plan of Distribution
--------------------------------------------------------------------------------
     7 Complied with. We have indicated that Osprey Capital Partners has no offices or activities in the United States.
--------------------------------------------------------------------------------
     8 Complied with. We have revised the section captioned "Plan of Distribution" to more clearly discuss the delayed offering of 1,097,000 shares of common stock by the selling securityholders, and to disclose how the selling shareholders will be notified that they may start selling their shares. The cover page of the registration statement and the Summary Information section of the prospectus have also been revised accordingly.
--------------------------------------------------------------------------------
Certain Relationships and Related Transactions, page 68
--------------------------------------------------------------------------------
     9 Complied with. We have revised this section to explicitly disclose that the terms of the identified transactions were not equivalent to terms agreed upon in similar transactions with unaffiliated parties.
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

April 26, 2007
Page 5
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     10        Complied with. We have inserted a subsection dealing with
               corporate governance and director independence that provides the information required by Item 407(a) of Regulation S-B. We have also added the disclosure required by Item 406 of Regulation S-B.
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Executive Compensation, page 74
--------------------------------------------------------------------------------
     11 Complied with. We have revised the Executive Compensation section of the prospectus to comply with the revisions to Item 402 of Regulation S-B. We believe that the descriptions of the Company's equity incentive award, non-equity incentive plan, subsection regarding director compensation and discussion regarding employment agreement serve as the narrative discussion required by Item 402(c). The information required by items 402(b) and 402(d) have been included.
--------------------------------------------------------------------------------
     12 The former footnote (3) was deleted. Mr. Mathewson was not awarded his 7,500,000 shares of common stock as compensation. He purchased those shares when he became a member of the Company's Board of Directors, approximately two months before he started working for the Company as President and Chief Geologist. His purchase price was $.0001 per share, which is the same price per share for which the other directors purchased their shares. As an inducement for Mr. Mathewson to serve as a member of its Board of Directors, the Company afforded him the opportunity to purchase an equity position on the same terms as the founders, who at that time exclusively comprised the Board. The former footnote (3) was inserted because we believed that it was advisable to insert it in the interest of full disclosure even though it was not technically compensation. Based on the staff's comments, we have removed it. Mr. Mathewson's equity position is discussed elsewhere in the prospectus, notably in the section captioned "Certain Relationships and Related Transactions."
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

April 26, 2007
Page 6
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Undertakings, page 105
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     13        Complied with. The undertaking required by Item 512(g)(2) of
               Regulation S-B was inserted into this portion of the prospectus as specified in the comment letter.
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         We also made a change to Note 8 of the Financial Statements to correct a typo in Amendment #1 that has come to our attention.

                                      * * *

         With your consent, we will contact you in seven (7) days to inquire about the status of your review and to discuss whether it would be appropriate to request acceleration with any remaining changes to be made in the final registration statement rather than in a third pre-effective amendment. If your review is completed prior thereto, please let us know as the Company would like to commence this offering as soon as possible.

         Thank you for the Staff's helpful comments. Please contact the undersigned or Charles J. Hecht, the principal of this firm, if you have any questions or comments.

                                              Very truly yours,

                                              /s/ Daniel Tepper
                                              ------------------
                                              Daniel Tepper
cc:      John Pritchard (by e-mail)
         Dave Mathewson (by e-mail)
         Rick Brown (by e-mail)
         Trevor Michael (by e-mail)
         Michael Berns (by e-mail)
         James Berns (by e-mail)
         Robert Carroll (SEC) (by US Mail)
         April Sifford (SEC) (by US Mail)
         Carmen Moncada- Terry (SEC) (by US Mail)